Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted loss per share

The table below summarizes the Company’s basic and diluted loss per share calculations (in thousands, except share and per share amounts):

	Three Months Ended
	March 31,
	2022	2021
Net loss	$(22,060)	$(9,688)

Weighted average shares outstanding
Basic	81,201,453	59,901,306
Diluted	81,201,453	59,901,306

Basic loss per common share	$(0.27)	$(0.16)
Diluted loss per common share	$(0.27)	$(0.16)

The table below summarizes the Company’s basic and diluted loss per share calculations (in thousands, except share and per share amounts):

	Years Ended December 31,
	2021	2020
Net loss	$(88,564)	$(136,392)

Weighted average shares outstanding
Basic	60,101,499	34,833,211
Diluted	60,101,499	34,833,211

Basic loss per common share	$(1.47)	$(3.92)
Diluted loss per common share	$(1.47)	$(3.92)

Schedule of antidilutive securities excluded from computation

	March 31,
	2022	2021
Warrants	94,259	37,500
Restricted stock units	1,152	149
Total	95,411	37,649
The following table summarizes the shares excluded from the weighted average number of common shares outstanding, as the impact would be anti-dilutive (in thousands):

	December 31,
	2021	2020
Warrants	47,442	37,500
Restricted stock units	2,211	149
Total	49,653	37,649